Vanguard Market Neutral Fund

Schedule of Investments (unaudited)
As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value
		Shares	($000)
Common Stocks—Long Positions (94.3%)
Communication Services (4.1%)
*,†	Discovery Inc. Class A	135,016	2,625
*	Alphabet Inc. Class A	1,680	1,952
*	Glu Mobile Inc.	298,810	1,880
*,†	Take-Two Interactive Software Inc.	14,197	1,684
*,†	EverQuote Inc. Class A	62,077	1,630
†	CenturyLink Inc.	162,507	1,537
*	Alphabet Inc. Class C	834	970
*,†	MSG Networks Inc.	76,336	779
*,†	Liberty Latin America Ltd. Class C	58,130	596
*	Liberty Media Corp-Liberty Formula One Class C	18,564	505
*,†	Liberty Latin America Ltd. Class A	30,786	324
*,†	Liberty TripAdvisor Holdings Inc. Class A	114,053	205
			14,687
Consumer Discretionary (14.0%)
†	Brunswick Corp.	82,894	2,932
†	Wingstop Inc.	35,208	2,806
†	Best Buy Co. Inc.	48,324	2,754
†	Whirlpool Corp.	30,018	2,576
†	eBay Inc.	84,683	2,546
*,†	Taylor Morrison Home Corp.	225,861	2,484
*	Booking Holdings Inc.	1,793	2,412
†	Kontoor Brands Inc.	122,658	2,351
*,†	Adient plc	245,561	2,227
†	Newell Brands Inc.	144,930	1,925
*,†	frontdoor Inc.	54,937	1,911
†	Rent-A-Center Inc.	132,185	1,869
*,†	Skyline Champion Corp.	117,332	1,840
*,†	AutoNation Inc.	62,739	1,760
*	Stamps.com Inc.	12,894	1,677
†	Gentex Corp.	74,945	1,661
*,†	Rh	16,366	1,644
*,†	1-800-Flowers.com Inc. Class A	113,965	1,508
	Polaris Inc.	29,613	1,426
*,†	Asbury Automotive Group Inc.	25,642	1,416
	Target Corp.	14,456	1,344
*,†	Gentherm Inc.	39,055	1,226
*,†	Meritage Homes Corp.	26,780	978
†	Hanesbrands Inc.	120,903	951
*,†	Under Armour Inc. Class C	93,548	754
*	Everi Holdings Inc.	210,691	695
	Home Depot Inc.	2,563	479
*	American Axle & Manufacturing Holdings Inc.	107,249	387
	Group 1 Automotive Inc.	8,171	362

*	Planet Fitness Inc. Class A	7,408	361
*	Tesla Inc.	620	325
	PulteGroup Inc.	14,114	315
*	Malibu Boats Inc. Class A	10,098	291
	Sonic Automotive Inc. Class A	19,281	256
*	Genesco Inc.	11,688	156
			50,605
Consumer Staples (4.2%)
	Coca-Cola Consolidated Inc.	12,945	2,699
†	Campbell Soup Co.	58,176	2,685
*,†	Edgewell Personal Care Co.	86,211	2,076
†	Kraft Heinz Co.	66,628	1,648
†	Fresh Del Monte Produce Inc.	47,176	1,303
†	Medifast Inc.	20,307	1,269
†	Ingles Markets Inc. Class A	33,311	1,205
	Procter & Gamble Co.	9,032	994
	John B Sanfilippo & Son Inc.	7,212	645
†	Coty Inc. Class A	77,742	401
*,†	elf Beauty Inc.	33,863	333
			15,258
Energy (1.9%)
	DHT Holdings Inc.	297,309	2,280
†	ConocoPhillips	38,348	1,181
†	Schlumberger Ltd.	86,836	1,171
†	Kinder Morgan Inc.	50,436	702
*	CONSOL Energy Inc.	170,996	631
	World Fuel Services Corp.	20,000	504
*,†	Dorian LPG Ltd.	49,816	434
			6,903
Financials (9.6%)
†	Navient Corp.	381,840	2,894
†	PennyMac Financial Services Inc.	101,432	2,243
†	Morgan Stanley	64,283	2,186
†	LPL Financial Holdings Inc.	40,139	2,185
†	MGIC Investment Corp.	336,118	2,134
	Brightsphere Investment Group Inc.	328,568	2,100
†	Universal Insurance Holdings Inc.	107,173	1,921
†	Primerica Inc.	21,078	1,865
*,†	Mr Cooper Group Inc.	206,340	1,512
†	Stifel Financial Corp.	34,447	1,422
†	Hilltop Holdings Inc.	91,680	1,386
*,†	Athene Holding Ltd. Class A	53,676	1,332
†	Piper Sandler Cos.	25,551	1,292
†	Walker & Dunlop Inc.	28,938	1,165
*,†	Enova International Inc.	75,858	1,099
†	National General Holdings Corp.	63,185	1,046
	Allstate Corp.	10,965	1,006
†	FNB Corp.	133,823	986
†	MetLife Inc.	29,821	912
†	Lazard Ltd. Class A	36,803	867
†	Regions Financial Corp.	70,007	628
	Great Western Bancorp Inc.	27,440	562
	Artisan Partners Asset Management Inc. Class A	17,279	371
	CVB Financial Corp.	18,115	363
	TCF Financial Corp.	15,784	358
*,†	Encore Capital Group Inc.	13,822	323

	First Interstate BancSystem Inc. Class A	8,338	240
†	OFG Bancorp	6,423	72
			34,470
Health Care (14.0%)
*,†	DaVita Inc.	40,848	3,107
*,†	Prestige Consumer Healthcare Inc.	83,537	3,064
*,†	Novocure Ltd.	44,209	2,977
*,†	PRA Health Sciences Inc.	35,261	2,928
*,†	Quidel Corp.	29,877	2,922
*,†	Medpace Holdings Inc.	39,169	2,874
*,†	Henry Schein Inc.	48,953	2,473
*,†	Syneos Health Inc.	60,678	2,392
†	AbbVie Inc.	29,888	2,277
*,†	Biohaven Pharmaceutical Holding Co. Ltd.	63,169	2,150
†	Bruker Corp.	59,011	2,116
*,†	STAAR Surgical Co.	63,923	2,062
*,†	Integer Holdings Corp.	32,527	2,045
*	Allscripts Healthcare Solutions Inc.	282,445	1,989
*,^	Precigen Inc.	574,758	1,954
*,†	Tenet Healthcare Corp.	117,673	1,695
*,†	Alkermes plc	98,753	1,424
*,†	Enanta Pharmaceuticals Inc.	27,239	1,401
*,†	Lantheus Holdings Inc.	102,529	1,308
*,†	BioTelemetry Inc.	32,362	1,246
*	Amneal Pharmaceuticals Inc.	283,308	986
*,†	Esperion Therapeutics Inc.	28,875	911
*,†	Health Catalyst Inc.	29,457	770
	McKesson Corp.	3,623	490
*	Eidos Therapeutics Inc.	9,172	449
	Cardinal Health Inc.	9,121	437
*	Varex Imaging Corp.	17,942	408
*,†	Spectrum Pharmaceuticals Inc.	154,996	361
*,†	Ironwood Pharmaceuticals Inc.	35,790	361
*	IQVIA Holdings Inc.	3,225	348
*	Magellan Health Inc.	7,017	338
*	Surgery Partners Inc.	40,167	262
			50,525
Industrials (15.2%)
*,†	Atkore International Group Inc.	137,369	2,894
†	Jacobs Engineering Group Inc.	35,352	2,802
†	Masco Corp.	79,265	2,740
*,†	Builders FirstSource Inc.	213,513	2,611
†	Johnson Controls International plc	96,262	2,595
†	Triton International Ltd.	98,536	2,549
†	Kforce Inc.	95,805	2,450
*,†	GMS Inc.	146,964	2,312
	Rockwell Automation Inc.	14,615	2,206
*,†	BMC Stock Holdings Inc.	119,249	2,114
*,†	MasTec Inc.	55,889	1,829
†	Steelcase Inc. Class A	180,391	1,780
	Lockheed Martin Corp.	4,958	1,681
*,†	Foundation Building Materials Inc.	149,465	1,538
	General Electric Co.	192,072	1,525
*,†	WESCO International Inc.	66,697	1,524
†	Universal Forest Products Inc.	39,101	1,454
	Landstar System Inc.	14,983	1,436

*,†	Herc Holdings Inc.	69,179	1,415
	TransUnion	21,290	1,409
†	Kaman Corp.	33,290	1,281
†	Copa Holdings SA	26,168	1,185
†	Terex Corp.	75,959	1,091
*	Gibraltar Industries Inc.	24,299	1,043
†	Delta Air Lines Inc.	35,279	1,007
†	Deluxe Corp.	36,137	937
†	Triumph Group Inc.	132,497	896
*	American Woodmark Corp.	18,137	827
†	Rush Enterprises Inc. Class A	23,672	756
†	Armstrong World Industries Inc.	8,866	704
	IHS Markit Ltd.	10,539	632
	Costamare Inc.	133,975	606
	ADT Inc.	139,409	602
†	Herman Miller Inc.	26,842	596
†	Wabash National Corp.	59,162	427
*,†	Echo Global Logistics Inc.	23,138	395
*	United Rentals Inc.	3,829	394
*,†	JELD-WEN Holding Inc.	35,553	346
*	Cimpress plc	5,876	313
			54,902
Information Technology (20.3%)
*,†	Cadence Design Systems Inc.	46,540	3,073
†	Leidos Holdings Inc.	33,141	3,037
†	Seagate Technology plc	62,089	3,030
*,†	Autodesk Inc.	19,365	3,023
†	Booz Allen Hamilton Holding Corp.	43,840	3,009
*,†	Synopsys Inc.	23,157	2,982
*,†	Synaptics Inc.	51,353	2,972
*,†	Square Inc.	55,602	2,912
†	Avnet Inc.	115,943	2,910
*,†	Atlassian Corp. plc Class A	21,022	2,885
*,†	Workiva Inc.	87,782	2,838
*,†	Sykes Enterprises Inc.	100,787	2,733
*,†	Amkor Technology Inc.	346,286	2,698
*,†	CACI International Inc. Class A	12,452	2,629
†	Jabil Inc.	104,763	2,575
†	ManTech International Corp. Class A	32,913	2,392
*,†	Anixter International Inc.	26,857	2,360
†	HP Inc.	133,103	2,311
*	SunPower Corp. Class A	438,591	2,224
†	Western Digital Corp.	53,321	2,219
*,†	Lattice Semiconductor Corp.	120,310	2,144
	Microsoft Corp.	12,076	1,904
*,†	Advanced Micro Devices Inc.	39,503	1,797
†	SYNNEX Corp.	22,347	1,634
*,†	Cardtronics plc Class A	65,705	1,375
*	Diebold Nixdorf Inc.	321,113	1,130
*,†	Dell Technologies Inc. Class C	25,999	1,028
†	Perspecta Inc.	56,098	1,023
†	CDK Global Inc.	27,085	890
*	Plexus Corp.	13,638	744
*,†	Virtusa Corp.	22,917	651
*	Infinera Corp.	115,907	614
*,†	Teradata Corp.	22,817	468
	Texas Instruments Inc.	4,586	458

*	SMART Global Holdings Inc.	17,311	421
†	Plantronics Inc.	41,542	418
†	Benchmark Electronics Inc.	20,739	415
*,†	TTM Technologies Inc.	36,936	382
	Science Applications International Corp.	4,956	370
†	CDW Corp.	3,924	366
*	Manhattan Associates Inc.	7,230	360
			73,404
Materials (3.0%)
*,†	Element Solutions Inc.	373,549	3,123
†	Commercial Metals Co.	123,271	1,946
*,†	Allegheny Technologies Inc.	153,255	1,303
†	Trinseo SA	70,730	1,281
†	Boise Cascade Co.	32,529	773
	DuPont de Nemours Inc.	20,386	695
†	PolyOne Corp.	35,103	666
*,†	Axalta Coating Systems Ltd.	30,677	530
	Linde plc	2,061	357
*	Koppers Holdings Inc.	19,295	239
			10,913
Real Estate (4.9%)
†	Sabra Health Care REIT Inc.	276,217	3,016
†	CyrusOne Inc.	38,129	2,354
†	Hannon Armstrong Sustainable Infrastructure Capital Inc.	99,418	2,029
†	GEO Group Inc.	143,299	1,743
†	CoreCivic Inc.	129,821	1,450
†	Office Properties Income Trust	49,350	1,345
†	Brixmor Property Group Inc.	97,856	930
†	Physicians Realty Trust	50,560	705
	Digital Realty Trust Inc.	4,548	632
†	Iron Mountain Inc.	24,089	573
	Independence Realty Trust Inc.	60,747	543
	Diversified Healthcare Trust	134,213	487
†	American Finance Trust Inc.	71,230	445
	Colony Capital Inc.	210,390	368
†	Alexander & Baldwin Inc.	31,464	353
	iStar Inc.	32,355	343
†	Kennedy-Wilson Holdings Inc.	21,650	291
			17,607
Utilities (3.1%)
†	Vistra Energy Corp.	192,802	3,077
†	Ameren Corp.	30,790	2,243
†	Hawaiian Electric Industries Inc.	38,848	1,672
†	NRG Energy Inc.	43,702	1,191
	Evergy Inc.	19,215	1,058
	American States Water Co.	10,620	868
†	AES Corp.	55,201	751
	Unitil Corp.	8,403	440
			11,300
Total Common Stocks—Long Positions (Cost $428,210)			340,574
Common Stocks Sold Short (-94.9%)
Communication Services (-3.9%)
	Walt Disney Co.	(29,317)	(2,832)
	Sirius XM Holdings Inc.	(539,790)	(2,667)
	World Wrestling Entertainment Inc. Class A	(58,206)	(1,975)

* Cargurus Inc.	(95,738)	(1,813)
Sinclair Broadcast Group Inc. Class A	(95,436)	(1,535)
* Iridium Communications Inc.	(43,217)	(965)
* GCI Liberty Inc. Class A	(6,978)	(398)
TEGNA Inc.	(34,109)	(370)
ViacomCBS Inc. Class B	(25,864)	(362)
Cinemark Holdings Inc.	(35,460)	(361)
Marcus Corp.	(26,905)	(332)
EW Scripps Co. Class A	(40,734)	(307)
* Clear Channel Outdoor Holdings Inc.	(99,807)	(64)
		(13,981)
Consumer Discretionary (-14.0%)
Ross Stores Inc.	(36,395)	(3,165)
* Lululemon Athletica Inc.	(15,016)	(2,846)
Callaway Golf Co.	(274,969)	(2,810)
* Five Below Inc.	(39,885)	(2,807)
* Urban Outfitters Inc.	(195,109)	(2,778)
Carter's Inc.	(41,024)	(2,697)
American Eagle Outfitters Inc.	(326,156)	(2,593)
* Capri Holdings Ltd.	(226,163)	(2,440)
* Dorman Products Inc.	(39,295)	(2,172)
Thor Industries Inc.	(48,331)	(2,039)
Columbia Sportswear Co.	(27,881)	(1,945)
Oxford Industries Inc.	(50,296)	(1,824)
TJX Cos. Inc.	(36,032)	(1,723)
* Skechers U.S.A. Inc.	(66,515)	(1,579)
Goodyear Tire & Rubber Co.	(270,023)	(1,572)
L Brands Inc.	(125,605)	(1,452)
* Grand Canyon Education Inc.	(18,025)	(1,375)
* Chegg Inc.	(32,374)	(1,158)
Gap Inc.	(148,694)	(1,047)
Wynn Resorts Ltd.	(16,732)	(1,007)
* Shake Shack Inc. Class A	(24,436)	(922)
Leggett & Platt Inc.	(31,802)	(849)
* Ulta Beauty Inc.	(4,790)	(842)
Wyndham Hotels & Resorts Inc.	(24,227)	(763)
Toll Brothers Inc.	(38,100)	(733)
BJ's Restaurants Inc.	(50,030)	(695)
Dollar General Corp.	(4,336)	(655)
* Floor & Decor Holdings Inc. Class A	(20,200)	(648)
Tapestry Inc.	(44,879)	(581)
Tractor Supply Co.	(5,908)	(500)
* YETI Holdings Inc.	(22,926)	(448)
* Ollie's Bargain Outlet Holdings Inc.	(9,181)	(425)
Core-Mark Holding Co. Inc.	(13,266)	(379)
* Burlington Stores Inc.	(2,242)	(355)
La-Z-Boy Inc.	(17,217)	(354)
* Fox Factory Holding Corp.	(7,643)	(321)
		(50,499)
Consumer Staples (-4.1%)
Cal-Maine Foods Inc.	(72,959)	(3,209)
Archer-Daniels-Midland Co.	(83,256)	(2,929)
* Freshpet Inc.	(41,161)	(2,629)
Energizer Holdings Inc.	(70,279)	(2,126)
Estee Lauder Cos. Inc. Class A	(10,395)	(1,656)
Nu Skin Enterprises Inc. Class A	(35,203)	(769)

* BJ's Wholesale Club Holdings Inc.	(25,593)	(652)
* Grocery Outlet Holding Corp.	(16,905)	(580)
* BellRing Brands Inc. Class A	(21,758)	(371)
		(14,921)
Energy (-1.8%)
EQT Corp.	(364,307)	(2,576)
Occidental Petroleum Corp.	(216,810)	(2,511)
RPC Inc.	(542,905)	(1,118)
* Magnolia Oil & Gas Corp. Class A	(44,398)	(178)
US Silica Holdings Inc.	(16,282)	(29)
		(6,412)
Financials (-9.8%)
Hamilton Lane Inc. Class A	(54,446)	(3,011)
Pinnacle Financial Partners Inc.	(73,668)	(2,765)
New York Community Bancorp Inc.	(288,656)	(2,710)
* eHealth Inc.	(18,518)	(2,608)
Loews Corp.	(71,432)	(2,488)
Invesco Ltd.	(266,733)	(2,422)
* LendingClub Corp.	(260,220)	(2,043)
Ares Management Corp. Class A	(55,526)	(1,717)
* PRA Group Inc.	(61,293)	(1,699)
* LendingTree Inc.	(8,586)	(1,575)
* Ambac Financial Group Inc.	(118,894)	(1,467)
Kearny Financial Corp.	(132,717)	(1,140)
Argo Group International Holdings Ltd.	(27,606)	(1,023)
Independent Bank Group Inc.	(41,425)	(981)
Eagle Bancorp Inc.	(25,574)	(773)
Cadence BanCorp Class A	(98,004)	(642)
Annaly Capital Management Inc.	(99,915)	(506)
* SVB Financial Group	(3,342)	(505)
* Seacoast Banking Corp. of Florida	(25,654)	(470)
* Axos Financial Inc.	(25,355)	(460)
WisdomTree Investments Inc.	(192,122)	(448)
Two Harbors Investment Corp.	(111,913)	(426)
* Triumph Bancorp Inc.	(16,342)	(425)
Allegiance Bancshares Inc.	(16,419)	(396)
* Enstar Group Ltd.	(2,432)	(387)
Banc of California Inc.	(47,187)	(377)
CME Group Inc.	(2,094)	(362)
Chimera Investment Corp.	(38,967)	(355)
* Green Dot Corp. Class A	(13,179)	(335)
CIT Group Inc.	(19,040)	(329)
Hancock Whitney Corp.	(12,500)	(244)
* Focus Financial Partners Inc. Class A	(7,714)	(177)
Capitol Federal Financial Inc.	(7,163)	(83)
		(35,349)
Health Care (-13.9%)
* Bridgebio Pharma Inc.	(106,711)	(3,095)
* ABIOMED Inc.	(20,282)	(2,944)
* Inogen Inc.	(56,757)	(2,932)
* iRhythm Technologies Inc.	(35,447)	(2,884)
* Sarepta Therapeutics Inc.	(28,423)	(2,780)
* Madrigal Pharmaceuticals Inc.	(40,886)	(2,730)
* AtriCure Inc.	(80,039)	(2,688)
* Mirati Therapeutics Inc.	(30,740)	(2,363)
* Glaukos Corp.	(76,438)	(2,359)

* Intercept Pharmaceuticals Inc.	(31,965)	(2,012)
* Turning Point Therapeutics Inc.	(43,399)	(1,938)
* Guardant Health Inc.	(25,960)	(1,807)
* Cardiovascular Systems Inc.	(48,709)	(1,715)
* Alnylam Pharmaceuticals Inc.	(15,350)	(1,671)
* Tricida Inc.	(73,755)	(1,623)
* Boston Scientific Corp.	(40,104)	(1,309)
* Twist Bioscience Corp.	(38,341)	(1,172)
* Penumbra Inc.	(7,061)	(1,139)
* Seattle Genetics Inc.	(9,492)	(1,095)
* Globus Medical Inc.	(25,349)	(1,078)
* Axonics Modulation Technologies Inc.	(38,011)	(966)
* ViewRay Inc.	(328,385)	(821)
* Insmed Inc.	(43,896)	(704)
* HealthEquity Inc.	(13,700)	(693)
* Exact Sciences Corp.	(11,252)	(653)
* Repligen Corp.	(6,327)	(611)
* Ultragenyx Pharmaceutical Inc.	(11,555)	(513)
* Alector Inc.	(20,508)	(495)
* Neurocrine Biosciences Inc.	(5,288)	(458)
Stryker Corp.	(2,567)	(427)
* Insulet Corp.	(2,338)	(387)
* Dicerna Pharmaceuticals Inc.	(20,317)	(373)
Cantel Medical Corp.	(10,180)	(365)
* Amicus Therapeutics Inc.	(39,210)	(362)
* Cerus Corp.	(76,600)	(356)
* Evolent Health Inc. Class A	(60,533)	(329)
* Aimmune Therapeutics Inc.	(16,759)	(242)
		(50,089)
Industrials (-15.8%)
Quanta Services Inc.	(95,351)	(3,026)
Fortive Corp.	(53,730)	(2,965)
Cubic Corp.	(70,549)	(2,914)
* Axon Enterprise Inc.	(40,713)	(2,881)
Hillenbrand Inc.	(149,810)	(2,863)
Toro Co.	(43,774)	(2,849)
Alamo Group Inc.	(29,646)	(2,632)
Boeing Co.	(17,255)	(2,573)
Kadant Inc.	(34,317)	(2,562)
Parker-Hannifin Corp.	(19,562)	(2,538)
US Ecology Inc.	(81,805)	(2,487)
* IAA Inc.	(79,861)	(2,393)
Westinghouse Air Brake Technologies Corp.	(47,810)	(2,301)
* Univar Solutions Inc.	(202,810)	(2,174)
* Chart Industries Inc.	(72,210)	(2,093)
* Dycom Industries Inc.	(80,898)	(2,075)
Greenbrier Cos. Inc.	(100,143)	(1,777)
Rollins Inc.	(44,201)	(1,597)
* Welbilt Inc.	(295,753)	(1,517)
Forward Air Corp.	(26,185)	(1,326)
FedEx Corp.	(9,844)	(1,194)
* SiteOne Landscape Supply Inc.	(15,870)	(1,168)
* TPI Composites Inc.	(77,813)	(1,150)
* Casella Waste Systems Inc.	(25,975)	(1,015)
Ryder System Inc.	(35,697)	(944)
* Stericycle Inc.	(16,497)	(802)
* Upwork Inc.	(101,584)	(655)

* Uber Technologies Inc.	(23,001)	(642)
Lindsay Corp.	(6,347)	(581)
Heartland Express Inc.	(31,011)	(576)
* Lyft Inc. Class A	(14,999)	(403)
Insperity Inc.	(10,596)	(395)
		(57,068)
Information Technology (-20.4%)
* II-VI Inc.	(106,182)	(3,026)
Fidelity National Information Services Inc.	(24,714)	(3,006)
* Fiserv Inc.	(31,490)	(2,991)
* F5 Networks Inc.	(27,316)	(2,913)
* 2U Inc.	(136,425)	(2,895)
* RingCentral Inc. Class A	(13,579)	(2,878)
FLIR Systems Inc.	(90,112)	(2,874)
Global Payments Inc.	(19,920)	(2,873)
Cognex Corp.	(66,526)	(2,809)
* Trimble Inc.	(87,161)	(2,774)
* Twilio Inc.	(30,980)	(2,772)
* Black Knight Inc.	(47,149)	(2,738)
* Q2 Holdings Inc.	(43,774)	(2,585)
* IPG Photonics Corp.	(23,190)	(2,557)
Paychex Inc.	(35,545)	(2,237)
* Elastic NV	(37,872)	(2,114)
InterDigital Inc.	(45,659)	(2,038)
Brooks Automation Inc.	(66,075)	(2,015)
* Ambarella Inc.	(41,318)	(2,006)
* Yext Inc.	(193,260)	(1,969)
Monolithic Power Systems Inc.	(11,445)	(1,917)
* Pluralsight Inc. Class A	(173,572)	(1,906)
MKS Instruments Inc.	(22,558)	(1,837)
* Onto Innovation Inc.	(55,071)	(1,634)
Cabot Microelectronics Corp.	(14,079)	(1,607)
* First Solar Inc.	(41,755)	(1,506)
Marvell Technology Group Ltd.	(60,333)	(1,365)
* Aspen Technology Inc.	(11,980)	(1,139)
* salesforce.com Inc.	(7,620)	(1,097)
Pegasystems Inc.	(14,350)	(1,022)
* EchoStar Corp. Class A	(31,724)	(1,014)
* 8x8 Inc.	(63,618)	(882)
* Appfolio Inc.	(7,816)	(867)
Jack Henry & Associates Inc.	(3,971)	(616)
* ViaSat Inc.	(17,040)	(612)
Corning Inc.	(29,447)	(605)
Motorola Solutions Inc.	(4,006)	(533)
* RealPage Inc.	(8,316)	(440)
* LiveRamp Holdings Inc.	(13,123)	(432)
Methode Electronics Inc.	(14,069)	(372)
Broadcom Inc.	(1,518)	(360)
		(73,833)
Materials (-2.8%)
* Ingevity Corp.	(67,329)	(2,370)
Quaker Chemical Corp.	(16,926)	(2,137)
Mosaic Co.	(168,435)	(1,823)
* Livent Corp.	(252,827)	(1,327)
* Century Aluminum Co.	(308,684)	(1,118)
Albemarle Corp.	(19,748)	(1,113)

* Ferro Corp.	(19,438)	(182)
		(10,070)
Real Estate (-5.2%)
Americold Realty Trust	(88,570)	(3,015)
PotlatchDeltic Corp.	(92,656)	(2,909)
* Redfin Corp.	(165,801)	(2,557)
* Marcus & Millichap Inc.	(93,587)	(2,536)
Cousins Properties Inc.	(71,144)	(2,082)
Lamar Advertising Co. Class A	(37,743)	(1,935)
Agree Realty Corp.	(17,833)	(1,104)
SBA Communications Corp.	(2,929)	(791)
VICI Properties Inc.	(39,370)	(655)
Rexford Industrial Realty Inc.	(15,951)	(654)
* Seritage Growth Properties	(48,405)	(441)
		(18,679)
Utilities (-3.2%)
CenterPoint Energy Inc.	(190,782)	(2,947)
UGI Corp.	(98,157)	(2,618)
New Jersey Resources Corp.	(68,787)	(2,337)
Ormat Technologies Inc.	(30,060)	(2,034)
Dominion Energy Inc.	(20,313)	(1,466)
Atmos Energy Corp.	(3,808)	(378)
		(11,780)
Total Common Stocks Sold Short (Proceeds $437,040)		(342,681)
Temporary Cash Investment (0.9%)
Money Market Fund (0.9%)
1,2 Vanguard Market Liquidity Fund, 0.943% (Cost $3,143)	31,436	3,140

†,2 Other Assets and Liabilities-Net (99.7%)		360,248
Net Assets (100%)		361,281

Cost rounded to $000.

* Non-income-producing security.
† Long security positions with a value of $271,434,000 and cash of $358,168,000 are held in a segregated account at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund's access to these assets is subject to authorization from the broker-dealer.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,927,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $2,312,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Market Neutral Fund

Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. In the absence of a default, the collateral segregated by the fund cannot be repledged, resold or rehypothecated. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

At March 31, 2020, 100% of the market value of the fund's investments was determined based on Level 1 inputs.